Other Financial Information - Balance Sheet (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets [Abstract]
Cash and cash equivalents	$ 135,992	$ 163,412	$ 247,556	$ 187,831
Restricted cash	5,386	13,480	2,564
Accounts receivable, net	65,829	64,813
Due from affiliate companies	8,548	12,669
Total current assets	273,140	302,959
Deposits for vessels, port terminals and other fixed assets	136,891	73,949
Vessels, port terminals and other fixed assets, net	1,821,101	1,823,961
Investments in available-for-sale securities	0	5,173
Investments in affiliates	160,071	381,746	344,453
Loan receivable from affiliate companies	23,008	16,474
Other long-term receivable from affiliate companies	11,105	0
Total non-current assets	2,479,755	2,655,854
Total assets	2,752,895	2,958,813	3,127,697
Current liabilities
Accounts payable	85,538	72,605
Accrued expenses and other liabilities	91,749	103,095
Deferred income and cash received in advance	9,183	13,492
Due to affiliate companies	32,847	17,791
Current portion of capital lease obligations	2,639	2,929
Current portion of long-term debt	29,827	16,944
Total current liabilities	251,783	226,856
Capital lease obligations, net of current portion	14,978	17,720
Long-term payable to affiliate companies	6,399	0
Loan payable to affiliate company	49,876	0
Unfavorable lease terms	0	7,526
Other long-term liabilities and deferred income	43,388	20,878
Deferred tax liability	11,526	10,917
Total non-current liabilities	1,697,559	1,621,405
Total liabilities	1,949,342	1,848,261
Noncontrolling interest	125,266	121,592
Total Navios Holdings stockholders' equity	678,287	988,960
Total liabilities and stockholders' equity	2,752,895	2,958,813
Eliminations
Current assets [Abstract]
Intercompany receivables	(74,218)	(123,041)
Total current assets	(74,218)	(123,041)
Investments in subsidiaries	(1,934,072)	(1,922,159)
Total non-current assets	(1,934,072)	(1,922,159)
Total assets	(2,008,290)	(2,045,200)
Current liabilities
Intercompany payables	(74,218)	(123,041)
Total current liabilities	(74,218)	(123,041)
Total liabilities	(74,218)	(123,041)
Total Navios Holdings stockholders' equity	(1,934,072)	(1,922,159)
Total liabilities and stockholders' equity	(2,008,290)	(2,045,200)
Navios Maritime Holdings Inc. Issuer
Current assets [Abstract]
Cash and cash equivalents	15,875	34,152	98,539	33,769
Intercompany receivables		10,360
Due from affiliate companies	2,362	4,833
Prepaid expenses and other current assets		3
Total current assets	18,237	49,348
Investments in subsidiaries	1,641,863	1,636,433
Investments in affiliates	137,218	356,797
Goodwill and other intangibles	83,933	86,793
Total non-current assets	1,863,014	2,080,023
Total assets	1,881,251	2,129,371
Current liabilities
Accounts payable	892	363
Accrued expenses and other liabilities	32,025	33,244
Intercompany payables	191,814	123,041
Total current liabilities	224,731	156,648
Long-term debt, net of current portion	928,357	983,763
Loan payable to affiliate company	49,876
Total non-current liabilities	978,233	983,763
Total liabilities	1,202,964	1,140,411
Total Navios Holdings stockholders' equity	678,287	988,960
Total liabilities and stockholders' equity	1,881,251	2,129,371
Guarantor Subsidiaries
Current assets [Abstract]
Cash and cash equivalents	54,935	47,753	77,085	67,492
Restricted cash	2,486	13,480
Accounts receivable, net	32,916	38,716
Intercompany receivables		38,108
Due from affiliate companies	6,186	7,836
Prepaid expenses and other current assets	39,778	36,580
Total current assets	136,301	182,473
Deposits for vessels, port terminals and other fixed assets		29,695
Vessels, port terminals and other fixed assets, net	1,411,612	1,396,101
Investments in subsidiaries	292,209	285,726
Investments in available-for-sale securities		5,173
Investments in affiliates	11,978	13,028
Loan receivable from affiliate companies	23,008
Other long-term receivable from affiliate companies	11,105	16,474
Other long-term assets	17,877	21,325
Goodwill and other intangibles	35,571	52,829
Total non-current assets	1,803,360	1,820,351
Total assets	1,939,661	2,002,824
Current liabilities
Accounts payable	54,731	45,913
Accrued expenses and other liabilities	43,823	54,451
Deferred income and cash received in advance	4,666	6,267
Intercompany payables	(117,596)
Due to affiliate companies	32,847	17,791
Current portion of long-term debt	23,476	16,875
Total current liabilities	41,947	141,297
Long-term debt, net of current portion	221,437	213,102
Long-term payable to affiliate companies	6,399
Unfavorable lease terms		7,526
Other long-term liabilities and deferred income	41,857	19,360
Total non-current liabilities	269,693	239,988
Total liabilities	311,640	381,285
Total Navios Holdings stockholders' equity	1,628,021	1,621,539
Total liabilities and stockholders' equity	1,939,661	2,002,824
Non Guarantor Subsidiaries
Current assets [Abstract]
Cash and cash equivalents	65,182	81,507	71,932	86,570
Restricted cash	2,900
Accounts receivable, net	32,913	26,097
Intercompany receivables	74,218	74,573
Prepaid expenses and other current assets	17,607	12,002
Total current assets	192,820	194,179
Deposits for vessels, port terminals and other fixed assets	136,891	44,254
Vessels, port terminals and other fixed assets, net	409,489	427,860
Investments in affiliates	10,875	11,921
Other long-term assets	22,551	22,433
Goodwill and other intangibles	167,647	171,171
Total non-current assets	747,453	677,639
Total assets	940,273	871,818
Current liabilities
Accounts payable	29,915	26,329
Accrued expenses and other liabilities	15,901	15,400
Deferred income and cash received in advance	4,517	7,225
Current portion of capital lease obligations	2,639	2,929
Current portion of long-term debt	6,351	69
Total current liabilities	59,323	51,952
Long-term debt, net of current portion	421,598	367,499
Capital lease obligations, net of current portion	14,978	17,720
Other long-term liabilities and deferred income	1,531	1,518
Deferred tax liability	11,526	10,917
Total non-current liabilities	449,633	397,654
Total liabilities	508,956	449,606
Noncontrolling interest	125,266	121,592
Total Navios Holdings stockholders' equity	306,051	300,620
Total liabilities and stockholders' equity	940,273	871,818
Total
Current assets [Abstract]
Cash and cash equivalents	135,992	163,412	$ 247,556	$ 187,831
Restricted cash	5,386	13,480
Accounts receivable, net	65,829	64,813
Intercompany receivables	0	0
Due from affiliate companies	8,548	12,669
Prepaid expenses and other current assets	57,385	48,585
Total current assets	273,140	302,959
Deposits for vessels, port terminals and other fixed assets	136,891	73,949
Vessels, port terminals and other fixed assets, net	1,821,101	1,823,961
Investments in subsidiaries	0	0
Investments in available-for-sale securities		5,173
Investments in affiliates	160,071	381,746
Loan receivable from affiliate companies	23,008
Other long-term receivable from affiliate companies	11,105	16,474
Other long-term assets	40,428	43,758
Goodwill and other intangibles	287,151	310,793
Total non-current assets	2,479,755	2,655,854
Total assets	2,752,895	2,958,813
Current liabilities
Accounts payable	85,538	72,605
Accrued expenses and other liabilities	91,749	103,095
Deferred income and cash received in advance	9,183	13,492
Intercompany payables	0	0
Due to affiliate companies	32,847	17,791
Current portion of capital lease obligations	2,639	2,929
Current portion of long-term debt	29,827	16,944
Total current liabilities	251,783	226,856
Long-term debt, net of current portion	1,571,392	1,564,364
Capital lease obligations, net of current portion	14,978	17,720
Long-term payable to affiliate companies	6,399
Loan payable to affiliate company	49,876
Unfavorable lease terms		7,526
Other long-term liabilities and deferred income	43,388	20,878
Deferred tax liability	11,526	10,917
Total non-current liabilities	1,697,559	1,621,405
Total liabilities	1,949,342	1,848,261
Noncontrolling interest	125,266	121,592
Total Navios Holdings stockholders' equity	678,287	988,960
Total liabilities and stockholders' equity	$ 2,752,895	$ 2,958,813